Schedule of Company's Leasing Equipment (Detail) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Property, Plant and Equipment [Line Items]
Containers, cost	$ 5,599,318	$ 5,456,237
Containers, accumulated depreciation	(1,443,167)	(1,322,221)
Containers, net book value	4,156,151	4,134,016
Containers - Owned Fleet
Property, Plant and Equipment [Line Items]
Containers, cost	5,582,986	5,456,237
Containers, accumulated depreciation	(1,442,986)	(1,322,221)
Containers, net book value	4,140,000	$ 4,134,016
Containers - Managed Fleet
Property, Plant and Equipment [Line Items]
Containers, cost	16,332
Containers, accumulated depreciation	(181)
Containers, net book value	$ 16,151